Retirement, Postretirement And Other Benefit Plans (Changes In Fair Value Of Plans Level 3 Assets) (Details) (USD $) In Millions, unless otherwise specified									12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Partnership - Emerging Markets Debt [Member]	Dec. 31, 2012 Partnership - Emerging Markets Debt [Member]	Dec. 31, 2013 Hedge Funds [Member]	Dec. 31, 2012 Hedge Funds [Member]	Dec. 31, 2013 Insurance Contracts [Member]	Dec. 31, 2012 Insurance Contracts [Member]	Dec. 31, 2013 Level 3 [Member]	Dec. 31, 2013 Level 3 [Member] Partnership - Emerging Markets Debt [Member]	Dec. 31, 2013 Level 3 [Member] Hedge Funds [Member]	Dec. 31, 2013 Level 3 [Member] Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of period	$ 356.9	$ 346.3	$ 9.7	$ 10.5	$ 22.9	$ 13.9	$ 31.0	$ 0.3	$ 24.7	$ 10.5	$ 13.9	$ 0.3
Realized and Unrealized Gains (Losses)									1.1	(0.8)	1.9
Purcahses, sales, and settlements, net									37.8		7.1	30.7
Fair value of plan assets at end of period	356.9	346.3	9.7	10.5	22.9	13.9	31.0	0.3	63.6	9.7	22.9	31.0
Change in Unrealized Gains (Losses) for Investments still held at December 31, 2012									$ 1.0	$ (0.8)	$ 1.8